Financial Risk Management - Interest Rates Used by the Group for the Fair Value Measurement (Detail)	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	3.06%
Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	3.45%
Derivatives instrument [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	1.52%
Derivatives instrument [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	17.92%
Long-term payables – other [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	2.95%
Long-term payables – other [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	3.16%